Financing Transactions - Additional Information (Detail) - USD ($)						6 Months Ended	12 Months Ended
	Aug. 02, 2019	Oct. 16, 2017	May 02, 2017	Nov. 15, 2016	Jun. 07, 2016	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2018
Class Of Stock [Line Items]
Long-term debt, net							$ 40,176,000		$ 3,640,000
Net proceeds from follow-on public offering								$ 132,666,000
Common stock, shares issued							38,361,476		37,946,341
Follow On Public Offering [Member]
Class Of Stock [Line Items]
Common stock, shares issued		5,520,000		4,140,000	5,900,000
Sale of common stock price per share		$ 25.50		$ 18.00	$ 14.00
Net proceeds from follow-on public offering		$ 132,200,000
2015 Term Loan [Member]
Class Of Stock [Line Items]
Repayments of lines of credit							$ 7,700,000
Silicon Valley Bank [Member] | Revolving Credit Facility [Member]
Class Of Stock [Line Items]
Debt instrument maturity date							Jan. 01, 2024
Term loan, maximum borrowings	$ 20,000,000.0
Silicon Valley Bank [Member] | 2019 Term Loan [Member]
Class Of Stock [Line Items]
Term loan, principal amount	40,000,000.0
Debt instrument maturity date							Jan. 01, 2024
Long-term debt, net	40,000,000.0
Debt instrument date of first required payment							Feb. 01, 2021
Silicon Valley Bank [Member] | 2015 Term Loan [Member]
Class Of Stock [Line Items]
Long-term debt, net	40,000,000.0						$ 40,000,000.0
Silicon Valley Bank And MidCap Financial Funding XIII Trust [Member] | 2019 Term Loan [Member]
Class Of Stock [Line Items]
Repayments of lines of credit	7,700,000
Silicon Valley Bank And MidCap Financial Funding XIII Trust [Member] | 2015 Term Loan [Member]
Class Of Stock [Line Items]
Repayments of lines of credit	$ 7,700,000
2024 Convertible Notes [Member]
Class Of Stock [Line Items]
Term loan, principal amount			$ 201,300,000				$ 201,300,000
Debt instrument maturity date			May 01, 2024
Debt instrument interest rate			3.375%				3.375%
Debt instrument frequency of periodic payment						semi-annually	semi-annually
Debt instrument date of first required payment			Nov. 01, 2017
Net proceeds from offering of convertible senior notes			$ 194,800,000
Debt issuance costs			$ 6,500,000				$ 68,900,000